Consolidated Statement of Changes In Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings (Deficit) [Member]	Reserve Fund [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 28, 2015
Balance, shares at May. 28, 2015
Issue of common stock	$ 10,000	$ (10,000)
Issue of common stock, shares	1,000,000,000
Net income loss			$ 5,280			$ 5,280
Other comprehensive loss					$ (1,982)	(1,982)
Balance at Dec. 31, 2015	$ 10,000	$ (10,000)	$ 5,280		(1,982)	3,298
Balance, shares at Dec. 31, 2015	1,000,000,000
Transfer between reserves			(2,538)	$ 2,538
Net income loss			(182,505)			(182,505)
Other comprehensive loss					2,470	2,470
Balance at Mar. 31, 2016	$ 10,000	$ (10,000)	$ (179,763)	$ 2,538	$ 488	$ (176,737)
Balance, shares at Mar. 31, 2016	1,000,000,000